Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,278,426)	$ (8,002,644)	$ (11,519,933)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation			129,690
Equity in losses of subsidiaries and VIE	5,227,710	7,421,796	10,923,835
Changes in operating assets and liabilities:
Accounts payable	74,861	211,000
Share-based compensation	489,461
Other payable	26,000	96,000
Net cash used in operating activities	(460,394)	(273,848)	(466,408)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	438,765	290,910	109,959
Investment in subsidiaries and VIE	(2,500,000)
Net cash provided by (used in) investing activities	(2,061,235)	290,910	109,959
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party loans	2,560,500		190,500
Net cash provided by financing activities	2,560,500		190,500
CHANGES IN CASH	38,871	17,062	(165,949)
Cash, beginning of year	20,662	3,600	169,549
Cash, end of year	$ 59,533	$ 20,662	$ 3,600